IMPAIRMENTS - Narrative (Details) lb in Thousands, shares in Millions, oz in Millions, R in Millions			6 Months Ended					12 Months Ended
	Aug. 01, 2018 shares	Nov. 22, 2017 lb oz shares	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Jun. 30, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Jun. 30, 2016 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
IMPAIRMENTS
Impairments								R 3,041.4	R 4,411.0	R 1,381.1
Probable gold reserves | oz		2.4
Probable uranium reserves | lb		54,260
DRDGOLD Limited
IMPAIRMENTS
Number of shares acquired | shares	265	265
Property, plant and equipment member
IMPAIRMENTS
Impairments								2,603.3	4,303.4	1,171.7
Property, plant and equipment member | Driefontein
IMPAIRMENTS
Impairments			R 2,171.8
Property, plant and equipment member | Beatrix West
IMPAIRMENTS
Impairments			166.9		R 603.7
Property, plant and equipment member | Burnstone
IMPAIRMENTS
Impairments								193.6
Property, plant and equipment member | Cooke 1 2 and 3 operation mining assets
IMPAIRMENTS
Impairments					R 2,187.8	R 355.0
Property, plant and equipment member | WRTRP exploration and evaluation assets
IMPAIRMENTS
Impairments				R 1,245.1
Property, plant and equipment member | De Bron-Merriespruit exploration and evaluation asset
IMPAIRMENTS
Impairments								227.1
Property, plant and equipment member | Cooke 4 operation mining assets
IMPAIRMENTS
Impairments							R 816.7
Loan to equity-accounted investee
IMPAIRMENTS
Impairments								1.8	8.5	8.1
Goodwill
IMPAIRMENTS
Impairments				R 99.1				R 436.3	R 99.1	R 201.3
Goodwill | Driefontein
IMPAIRMENTS
Impairments			166.9
Goodwill | Kloof
IMPAIRMENTS
Impairments			165.5
Goodwill | Beatrix West
IMPAIRMENTS
Impairments			R 103.9